Share-Based Compensation - Additional Information (Detail) $ / shares in Units, ¥ in Thousands, $ in Thousands							1 Months Ended				12 Months Ended
	Apr. 15, 2021 shares	Apr. 15, 2020 shares	Aug. 30, 2019 shares	Apr. 15, 2019 shares	Dec. 12, 2018 shares	May 17, 2016	Aug. 31, 2018 shares	Jul. 31, 2018 shares	Jul. 31, 2018 shares	Nov. 30, 2014 shares	Dec. 31, 2021 CNY (¥) shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($) $ / shares	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares shares	May 31, 2021 USD ($)	Mar. 31, 2017 shares	Apr. 30, 2016 shares	Mar. 31, 2015 shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options vested											16,790,323	16,790,323
Options expected to vest											11,610,811						11,610,811
Options expected to vest, weighted-average exercise price | $ / shares																	$ 0.0002
Options expected to vest, Aggregate intrinsic value | $														$ 78,806			$ 52,130
Weighted average fair value per option at grant date, Granted | $ / shares												$ 7.2		$ 10.25		$ 16.42
Total intrinsic value of options exercised | $												$ 28,487		$ 14,640		$ 59,423
Share-based compensation											¥ 475,771	$ 74,658	¥ 678,686		¥ 1,408,232
Weighted average remaining contractual term options outstanding											6 years 8 months 8 days	6 years 8 months 8 days	6 years 9 months 25 days	6 years 9 months 25 days
Number of options, Granted											6,926,620	6,926,620
Share based liability | $																		$ 120,000
Payments for Employee related liabilities | $												$ 108,000
Escrow Deposit | $																	$ 12,000
Tantan Limited [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share split ratio			1-for-5
Employee vested option repurchased | ¥											¥ 119,141		¥ 54,367
Payments for vested options repurchased | ¥											62,276		26,276
Qool Inc [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of share options granted					9,000,000
Share-based compensation | ¥													10,227		10,811
RSUs [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation | ¥											10,512		11,486		10,622
Unrecognized compensation expense | ¥											¥ 16,138
Weighted average recognition period											2 years 2 months 4 days	2 years 2 months 4 days
2012 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum aggregate number of shares issued											44,758,220						44,758,220
Number of share options granted										0
2014 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation arrangements expiration Period											10 years	10 years
Unrecognized compensation expense | ¥											¥ 713,656
Weighted average recognition period											2 years 4 months 9 days	2 years 4 months 9 days
Weighted average remaining contractual term options outstanding											6 years 8 months 8 days	6 years 8 months 8 days
2014 Plan [Member] | Class A Common Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum aggregate number of shares issued										14,031,194
Increase in number of shares reserved for future issuances											1.50%	1.50%
Number of shares reserved for future issuances, description											Starting from 2017, the number of shares reserved for future issuances under the 2014 Plan will be increased by a number equal to 1.5% of the total number of outstanding shares on the last day of the immediately preceding calendar year, or such lesser number of Class A ordinary shares as determined by the Company’s board of directors, on the first day of each calendar year during the term of the 2014 Plan.	Starting from 2017, the number of shares reserved for future issuances under the 2014 Plan will be increased by a number equal to 1.5% of the total number of outstanding shares on the last day of the immediately preceding calendar year, or such lesser number of Class A ordinary shares as determined by the Company’s board of directors, on the first day of each calendar year during the term of the 2014 Plan.
2014 Plan [Member] | RSUs [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options, vesting period						4 years
2014 Plan [Member] | RSUs [Member] | Independent Directors
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of share options granted	130,000	130,000		130,000
2014 Plan [Member] | Employee and Executives Share Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation | ¥											¥ 460,227		¥ 566,681		496,136
2015 Plan [Member] | Tantan Limited [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum aggregate number of shares issued			9,039,035																2,793,812	2,000,000	1,000,000
2018 Plan [Member] | Tantan Limited [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum aggregate number of shares issued			29,818,370					5,963,674	5,963,674
Share based compensation arrangements expiration Period									10 years
Number of shares reserved for issuance, description								the maximum aggregate number of shares which may be issued shall initially be 5,963,674 ordinary shares, plus that number of ordinary shares authorized for issuance under the 2015 Plan, in an amount equal to (i) the number of ordinary shares that were not granted pursuant to the 2015 Plan, plus (ii) the number of ordinary shares that were granted pursuant to the 2015 Plan that have expired without having been exercised in full or have otherwise become unexercisable.
2018 Plan [Member] | Options classified as Equity Awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average remaining contractual term options outstanding											6 years 9 months 3 days	6 years 9 months 3 days	6 years 11 months 23 days	6 years 11 months 23 days
Number of options, Granted											1,667,900	1,667,900
2018 Plan [Member] | Options classified as Equity Awards | Tantan Limited [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options vested											3,290,401	3,290,401
Options expected to vest											1,090,788						1,090,788
Options expected to vest, weighted-average exercise price | $ / shares																	$ 0.90
Options expected to vest, Aggregate intrinsic value | $														$ 3,831			$ 0
Weighted average fair value per option at grant date, Granted | $ / shares												$ 1.39		$ 3.08		$ 3.05
Share-based compensation | ¥											¥ 76,989		¥ 77,807		99,635
Unrecognized compensation expense | ¥											¥ 11,825
Weighted average recognition period											2 years 3 months 25 days	2 years 3 months 25 days
Weighted average remaining contractual term options outstanding											6 years 9 months 3 days	6 years 9 months 3 days
2018 Plan [Member] | Options classified as Liability Awards | Tantan Limited [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation | ¥											¥ 71,957		¥ 12,485		¥ 791,028
2018 Plan [Member] | Founders [Member] | Options classified as Liability Awards | Tantan Limited [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options, vesting period							4 years
Number of options, Granted							17,891,025